SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

28   SUBSEQUENT EVENTS

a)	Acquisition of Pujiang Site

In March 2020, the Company acquired from a third party a site in Pujiang Area, Minhang District of Shanghai, China for a cash consideration of RMB1,370,000.

b)	New project loan facilities

In January, March and April 2020, five of the subsidiaries of the Company entered into various facility agreements with various third-party banks for a total amount of RMB1,105,000 with various maturity dates.

c)Coronavirus Outbreak

Beginning in January 2020, the emergence and wide spread of the novel Coronavirus (“COVID-19”) has resulted in quarantines, travel restrictions, and the temporary closure of businesses and facilities in China and elsewhere. Substantially all of the Company’s revenue and workforce are concentrated in China. Consequently, the COVID-19 outbreak may adversely affect the Company’s business operations, financial condition and operating results for 2020, including but not limited to negative impact to the Company’s total revenues, slower collection of accounts receivable and additional allowance for doubtful accounts. With the uncertainties surrounding the COVID-19 outbreak, the extent of the business disruption and the related financial impact cannot be reasonably estimated at this time.